Reportable Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Reportable Segment Information
Note P—Reportable Segment Information
The Company has determined that it operates in two operating and reportable segments, Cyber & Engineering and Analytics, as the Chief Operating Decision Maker (
“CODM”
) reviews financial information presented for both segments on a disaggregated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
Adjusted gross margin is the primary measure of segment profitability used by the CODM to assess performance and to allocate resources to the segments. Research and development costs incurred that generate marketable intellectual property (“
IP
”) and equity-based compensation are added back to the gross margin to derive the adjusted gross margin. Certain customer contracts that generate lower gross margin (revenue less direct costs including fringe and overheard costs) than the thresholds set by management are accepted as the work performed for these customer contracts also simultaneously generates reusable code and other IP that is used in the execution of future customer contracts that may potentially generate higher gross margin, or enhances the marketability of the products due to additional functionality or features.
The tables below present the Company’s operating segment results of operations for the following periods:

	Three Months Ended March 31, 2022
	Cyber & Engineering	Analytics	Total
Revenues	$17,333	$19,057	$36,390
Segment adjusted gross margin	3,745	8,927	12,672
Segment adjusted gross margin %	22%	47%	35%
Research and development costs excluded from segment adjusted gross margin			(2,105)
Equity-based compensation excluded from segment adjusted gross margin			(700)
Operating expenses:
Selling, general and administrative			22,020
Research and development			2,874
Transaction expenses			1,399

Operating loss			(16,426)
Net decrease in fair value of derivatives			(1,263)
Interest expense			3,555
Other expense			30

Loss before taxes			$(18,748)

	Three Months Ended March 31, 2021
	Cyber & Engineering	Analytics	Total
Revenues	$18,559	$17,011	$35,570
Segment adjusted gross margin	4,209	8,299	12,508
Segment adjusted gross margin %	23%	49%	35%
Research and development costs excluded from segment adjusted gross margin			(2,228)
Operating expenses:
Selling, general and administrative			10,114
Research and development			928

Operating loss			(762)
Interest expense			1,860
Other income			(1)

Loss before taxes			$(2,621)

The following table presents the assets by segment as of the following periods:

	March 31, 2022				December 31, 2021
	Cyber & Engineering	Analytics	Corporate	Total	Cyber & Engineering	Analytics	Corporate	Total
Total assets	$74,533	$153,231	$44,061	$271,825	$74,808	$154,085	$154,429	$383,322

Note T—Reportable Segment Information
The Company has determined that it operates in two operating and reportable segments, Cyber & Engineering and Analytics, as the CODM reviews financial information presented for both segments on a disaggregated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.
Adjusted gross margin is the primary measure of segment profitability used by the CODM to assess performance and to allocate resources to the segments. Research and development costs incurred that generate marketable intellectual property (“
IP
”) are added back to the gross margin to arrive at the adjusted gross margin. Certain customer contracts that generate lower gross margin (revenue less direct costs including fringe and overheard costs) than the thresholds set by the management are accepted as the work performed for these customer contracts also simultaneously generates reusable code and other IP that is used in the execution of future customer contracts that may potentially generate higher gross margin, or enhances the marketability of the products due to additional functionality or features.
The tables below present the Company’s operating segment results of operations for the following periods:

	Successor
	Year Ended December 31, 2021
	Cyber & Engineering	Analytics	Total
Revenues	$74,879	$70,699	$145,578
Segment adjusted gross margin	17,480	31,756	49,236
Segment adjusted gross margin %	23%	45%	34%
Research and development costs excluded from segment adjusted gross margin			(8,282)
Equity-based compensation excluded from segment adjusted gross margin			(6,886)
Operating expenses:
Selling, general and administrative			106,507
Research and development			6,033

Operating loss			(78,472)
Net increase in fair value of derivatives			33,353
Loss on extinguishment of debt			2,881
Interest expense			7,762

Loss before taxes			$(122,468)

	Successor
	Period from May 22, 2020 through December 31, 2020
	Cyber & Engineering	Analytics	Total
Revenues	$15,584	$15,968	$31,552
Segment adjusted gross margin	3,570	7,799	11,369
Segment adjusted gross margin %	23%	49%	36%
Research and development costs excluded from segment adjusted gross margin			(2,694)
Operating expenses:
Selling, general and administrative			7,909
Research and development			530
Transaction expenses			10,091

Operating loss			(9,855)
Interest expense			616

Loss before taxes			$(10,471)

The following table presents the assets by segment as of the following periods:

	Successor				Successor
	December 31, 2021				December 31, 2020
	Cyber & Engineering	Analytics	Corporate	Total	Cyber & Engineering	Analytics	Corporate	Total
Total assets	$74,808	$154,085	$154,429	$383,322	$73,225	$143,978	$1,162	$218,365

The Predecessor 2020 Period and Predecessor 2019 Period each comprise a single reportable segment. As a result, segment reporting for those periods is not presented.